Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenues:
Total revenues	$ 20,978,428	$ 28,195,284
Cost of revenues	(15,753,600)	(23,256,253)
Gross profit	5,224,828	4,939,031
Operating expenses:
Selling and marketing	1,535,890	635,306
General and administrative	2,133,900	3,045,282
Provision for expected credit losses	2,145,919	3,317,683
Research and development	97,448	163,008
Total operating expenses	5,913,157	7,161,279
Loss from operations	(688,329)	(2,222,248)
Other (expenses) income:
Interest expense	(36,080)	(20,035)
Exchange (loss) gains	(167,571)	45,795
Income from equity investment		171,368
Net investment (loss) gain from short-term investments	(1,064,172)	826,153
Interest income from loans receivable	93,183	50,805
(Loss) gain from disposal of property and equipment	(288,176)	116,311
Other income, net	197,232	77,831
Total other (expenses) income, net	(1,265,584)	1,268,228
Loss before income taxes	(1,953,913)	(954,020)
Income tax (benefit) expense	(117,174)	14,635
Net loss	(1,836,739)	(968,655)
Less: net loss attributable to non-controlling interests		(344,240)
Net loss attributable to Leishen Energy Holding Co., Ltd	(1,836,739)	(624,415)
Comprehensive loss
Net loss	(1,836,739)	(968,655)
Foreign currency translation gain (loss)	1,078,411	(943,577)
Total comprehensive loss	(758,328)	(1,912,232)
Less: comprehensive loss attributable to non-controlling interests	10,643	(359,623)
Comprehensive loss attributable to Leishen Energy Holding Co., Ltd	$ (768,971)	$ (1,552,609)
Loss per ordinary share
Basic	$ (0.11)	$ (0.04)
diluted	$ (0.11)	$ (0.04)
Weighted average number of ordinary shares outstanding
Basic	16,793,967	16,330,631
diluted	16,793,967	16,330,631
Third Party [Member]
Revenues:
Total revenues	$ 20,978,428	$ 25,199,614
Related Party [Member]
Revenues:
Total revenues		$ 2,995,670